Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Net operating loss carryforwards		$ 3,950,000
State and federal rate		26.00%
Valuation reserve increased		$ 65,000		$ 26,000
Unrecognized tax positions		$ 0			$ 0
QDM Holdings Limited [Member]
Net operating loss carryforwards	$ 18,785		$ 11,859
Current income tax expenses	0		0
Unrecognized tax positions	$ 0		$ 0
QDM Holdings Limited [Member] | HONG KONG
State and federal rate	16.50%